Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	19
30/360 Days	30
Actual/360 Days	30

I.   ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$27,738,328.74	0.0676545	$-	-	$27,738,328.74
Class A-3 Notes	$419,000,000.00	1.0000000	$414,418,565.98	0.9890658	$4,581,434.02
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$652,068,328.74	0.5077109	$619,748,565.98	0.4825462	$32,319,762.76

Weighted Avg. Coupon (WAC)	3.43%		3.43%
Weighted Avg. Remaining Maturity (WARM)	41.37		40.40
Pool Receivables Balance	$693,963,561.95		$660,538,819.53
Remaining Number of Receivables	52,348		51,146

Adjusted Pool Balance	$671,478,773.54		$639,159,010.78

III. COLLECTIONS

Principal:
Principal Collections	$32,449,461.00
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$741,391.51
Total Principal Collections	$33,190,852.51

Interest:
Interest Collections	$1,885,149.66
Late Fees & Other Charges	$47,405.02
Interest on Repurchase Principal	$-
Total Interest Collections	$1,932,554.68

Collection Account Interest	$748.94
Reserve Account Interest	$91.44
Servicer Advances	$-

Total Collections	$35,124,247.57

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	19
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$35,124,247.57
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$35,124,247.57

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$578,302.97		$578,302.97	$578,302.97
Collection Account Interest					$748.94
Late Fees & Other Charges					$47,405.02
Total due to Servicer					$626,456.93

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$13,175.71		$13,175.71
Class A-3 Notes		$352,658.33		$352,658.33
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$519,064.46		$519,064.46	$519,064.46

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$33,792,449.10

9. Regular Principal Distribution Amount:					$32,319,762.76

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$27,738,328.74
Class A-3 Notes		$4,581,434.02
Class A-4 Notes		$-
Class A Notes Total:	$32,319,762.76	$32,319,762.76
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$32,319,762.76	$32,319,762.76

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,472,686.34

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$22,484,788.41
Beginning Period Amount	$22,484,788.41
Current Period Amortization	$1,104,979.66
Ending Period Required Amount	$21,379,808.75
Ending Period Amount	$21,379,808.75
Next Distribution Date Amount	$20,304,242.80

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.89%	3.04%	3.04%

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	19
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.84%	50,553	98.47%	$650,424,074.60
30 - 60 Days	0.93%	475	1.22%	$8,091,474.99
61 - 90 Days	0.18%	91	0.25%	$1,655,434.76
91 + Days	0.05%	27	0.06%	$367,835.18
		51,146		$660,538,819.53
Total
Delinquent Receivables 61 + days past due	0.23%	118	0.31%	$2,023,269.94
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	143	0.34%	$2,368,986.87
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	169	0.41%	$2,987,205.03
Three-Month Average Delinquency Ratio	0.27%		0.35%

Repossession in Current Period		45		$820,559.64
Repossession Inventory		91		$537,557.41

Charge-Offs
Gross Principal of Charge-Off for Current Period				$975,281.42
Recoveries				$(741,391.51)
Net Charge-offs for Current Period				$233,889.91

Beginning Pool Balance for Current Period				$693,963,561.95

Net Loss Ratio				0.40%
Net Loss Ratio for 1st Preceding Collection Period				0.68%
Net Loss Ratio for 2nd Preceding Collection Period				0.50%
Three-Month Average Net Loss Ratio for Current Period				0.53%

Cumulative Net Losses for All Periods				$9,346,866.49
Cumulative Net Losses as a % of Initial Pool Balance				0.70%

Principal Balance of Extensions				$2,302,319.10
Number of Extensions				127